Derivative Financial Instruments - Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated (Details) € in Millions, $ in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	[1]	Dec. 31, 2021 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SGD ($)
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Change in fair value of cash flow hedges	€ (17.0)	€ (4.0)		€ (6.0)
Forward currency sales in US dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $					$ 3,615
Derivative financial liabilities	22.0
Forward currency sales in Singapore dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $						$ 1,800
Derivative financial liabilities	39.0
Forward currency purchases in Singapore dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $						$ 2,500
Derivative financial assets	57.0
Change in fair value of cash flow hedges	8.0
Forward currency purchases in US dollar, US bond
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $					1,000
Derivative financial assets	7.0
Change in fair value of cash flow hedges	5.0
Forward currency purchases in US dollar, intragroup account
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $					$ 1,000
Derivative financial assets	2.0
Change in fair value of cash flow hedges	3.5
Notional amount
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	19,277.0
Notional amount | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	8,271.0
Notional amount | Forward currency sales in US dollar | 2022
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	5,609.0
Notional amount | Forward currency sales in Singapore dollar | 2022
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	1,235.0
Notional amount | Forward currency sales in Pound sterling | 2022
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	309.0
Notional amount | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	11,006.0
Notional amount | Forward currency purchases in US dollar | 2023
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	6,429.0
Notional amount | Forward currency purchases in Singapore dollar | 2023
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	3,562.0
Notional amount | Forward currency purchases in Japanese Yen | 2022
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	468.0
Fair value
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	41.0
Fair value | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(117.0)
Fair value | Forward currency sales in US dollar | 2022
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(55.0)
Fair value | Forward currency sales in Singapore dollar | 2022
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(39.0)
Fair value | Forward currency sales in Pound sterling | 2022
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	0.0
Fair value | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	158.0
Fair value | Forward currency purchases in US dollar | 2023
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	52.0
Fair value | Forward currency purchases in Singapore dollar | 2023
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	108.0
Fair value | Forward currency purchases in Japanese Yen | 2022
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	€ (3.0)

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.